Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2019	2018
Cash equivalents	€113,505	€217,626
Cash and bank balances	54,288	63,414
	€167,793	€281,040